The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 57.4%
	AGGREGATE BOND — 2.2%
112,060	Fidelity Total Bond ETF	$5,089,765
8,545	First Trust Enhanced Short Maturity ETF	507,659
		5,597,424
	BROAD BASED — 0.7%
82,682	Invesco DB Commodity Index Tracking Fund	1,876,881
	BROAD MARKET — 2.1%
44,618	Vanguard U.S. Momentum Factor ETF	5,409,696
	CONSUMER STAPLES — 1.5%
41,972	Fidelity MSCI Consumer Staples Index ETF	1,906,368
9,517	iShares U.S. Consumer Staples ETF	1,906,160
		3,812,528
	CONVERTIBLE — 0.5%
16,202	iShares Convertible Bond ETF	1,237,185
	CORPORATE — 5.7%
83,672	Franklin Senior Loan ETF	2,015,659
40,629	iShares 0-5 Year High Yield Corporate Bond ETF	1,684,072
47,629	iShares Inflation Hedged Corporate Bond ETF	1,228,352
38,095	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,223,230
82,386	Vanguard Long-Term Corporate Bond ETF	6,466,477
42,627	Xtrackers Short Duration High Yield Bond ETF	1,852,433
		14,470,223
	EMERGING MARKETS — 2.4%
68,151	Columbia EM Core ex-China ETF	1,949,118
85,243	Invesco S&P Emerging Markets Low Volatility ETF	2,004,915
49,798	Vanguard FTSE Emerging Markets ETF	2,025,783
		5,979,816
	FIXED INCOME EMERGING MARKET — 2.0%
57,726	iShares JP Morgan EM Corporate Bond ETF	2,503,577
134,610	VanEck Emerging Markets High Yield Bond ETF	2,463,363
		4,966,940
	GLOBAL — 1.7%
37,935	SPDR Global Dow ETF	4,280,585
	GOVERNMENT LONG — 0.8%
112,533	Principal Active High Yield ETF	2,065,566
	INTERNATIONAL — 5.3%
81,160	Cambria Foreign Shareholder Yield ETF	1,948,652

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
45,486	iShares International Small-Cap Equity Factor ETF	$1,403,243
57,039	Schwab Fundamental International Large Co. Index ETF	1,841,789
75,637	SPDR Portfolio Developed World ex-US ETF	2,461,228
49,510	Vanguard FTSE Developed Markets ETF	2,286,372
100,438	WisdomTree Global ex-US Quality Dividend Growth Fund	3,597,689
		13,538,973
	LARGE-CAP — 17.2%
15,955	Invesco QQQ Trust Series 1	5,894,096
64,238	Invesco S&P 500 GARP ETF	5,831,526
80,947	Schwab Fundamental U.S. Large Co. Index ETF	4,660,119
60,628	Schwab U.S. Dividend Equity ETF	4,402,805
88,790	Schwab U.S. Large-Cap Growth ETF	6,654,811
120,576	SPDR Russell 1000 Yield Focus ETF	11,489,687
34,812	Vanguard Value ETF - Class A	4,946,785
		43,879,829
	MID-CAP — 6.7%
37,935	Invesco S&P MidCap 400 Pure Value ETF	3,922,859
73,975	Invesco S&P MidCap Momentum ETF	5,882,492
28,061	iShares Core S&P Mid-Cap ETF	7,337,390
		17,142,741
	PRECIOUS METALS — 2.2%
146,923	abrdn Physical Silver Shares ETF*	3,210,268
65,229	iShares Gold Trust*	2,373,683
		5,583,951
	SMALL-CAP — 5.6%
94,554	Dimensional U.S. Small Cap ETF	5,181,559
80,595	Invesco S&P SmallCap Momentum ETF	3,907,592
125,875	JPMorgan Diversified Return U.S. Small Cap Equity ETF	5,155,840
		14,244,991
	THEMATIC — 0.8%
64,051	Global X U.S. Infrastructure Development ETF	2,013,123
	Total Exchange-Traded Funds
	(Cost $140,812,114)	146,100,452
	MUTUAL FUNDS — 42.2%
	AGGREGATE BOND — 4.9%
294,586	Allspring Core Plus Bond Fund - Class R6	3,302,305
340,218	Bond Fund of America - Class F-3	3,858,067
155,683	Federated Hermes Total Return Bond Fund - Class R6	1,471,207
214,928	Vanguard Core Bond Fund - Admiral Shares	3,853,655
		12,485,234

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BANK LOANS — 0.9%
261,425	Fidelity Advisor Floating Rate High Income Fund	$2,397,266
	BLEND BROAD MARKET — 1.9%
145,515	DFA U.S. Core Equity 1 Portfolio - Class Institutional	4,879,103
	BLEND LARGE CAP — 4.1%
175,567	DFA U.S. Large Co. Portfolio - Class Institutional	5,324,948
32,248	Fidelity 500 Index Fund - Class Institutional Premium	4,998,819
		10,323,767
	BLEND MID CAP — 3.1%
231,475	Vanguard Strategic Equity Fund - Class Investor	7,759,052
	EMERGING MARKET STOCK — 0.8%
26,472	New World Fund, Inc. - Class F-3	1,968,700
	EMERGING MARKETS BOND — 1.0%
110,220	Vanguard Emerging Markets Bond Fund - Class Admiral	2,459,009
	FOREIGN AGGREGATE BOND — 2.4%
576,362	Dodge & Cox Global Bond Fund - Class I	6,057,563
	FOREIGN BLEND — 5.8%
68,046	DFA International Small Co. Portfolio - Class Institutional	1,250,680
395,622	Dimensional Global Equity Portfolio - Class Institutional	11,508,643
87,296	Rainier International Discovery Series - Class Z	1,978,122
		14,737,445
	FOREIGN VALUE — 2.4%
92,180	DFA International Value Portfolio - Class Institutional	1,768,931
311,666	Dodge & Cox Global Stock Fund - Class I	4,360,214
		6,129,145
	GENERAL CORPORATE BOND — 0.6%
171,810	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,601,265
	GOVERNMENT LONG — 2.5%
713,828	Vanguard Long-Term Treasury Fund - Class Admiral	6,417,315
	GROWTH BROAD MARKET — 3.4%
154,165	New Perspective Fund - Class R-6	8,556,150
	GROWTH LARGE CAP — 2.6%
138,584	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	6,622,945

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH SMALL CAP — 1.5%
40,041	Vanguard Explorer Fund - Class Admiral	$3,901,603
	HIGH YIELD BOND — 0.8%
226,403	American High-Income Trust - Class F-3	2,071,586
	VALUE LARGE CAP — 2.0%
70,867	Vanguard Windsor Fund - Class Admiral	5,105,954
	VALUE MID CAP — 1.5%
135,456	DFA U.S. Targeted Value Portfolio - Class Institutional	3,886,228
	Total Mutual Funds
	(Cost $104,426,039)	107,359,330
	MONEY MARKET FUNDS — 0.4%
165,572	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	165,572
773,215	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.95%[1]	773,215
	Money Market Funds
	(Cost $938,787)	938,787
	TOTAL INVESTMENTS — 100.0%
	(Cost $246,176,940)	254,398,569
	Other Assets in Excess of Liabilities — 0.0%	54,427
	TOTAL NET ASSETS — 100.0%	$254,452,996

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2023.